Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Computer Hardware [Member]
Property, Plant and Equipment, Depreciation Methods	Declining balance
Property Plant and Equipment Depreciation Rate	30.00%
Software [Member]
Property, Plant and Equipment, Depreciation Methods	Declining balance
Property Plant and Equipment Depreciation Rate	30.00%
Furniture and Fixtures [Member]
Property, Plant and Equipment, Depreciation Methods	Declining balance
Property Plant and Equipment Depreciation Rate	20.00%
Leasehold Improvements [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line
Property, Plant and Equipment, Estimated Useful Lives	Over term of lease